Audit and Other Services - Additional Information (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of audit fees and non audit fees [Line Items]
Audit fees payable for statutory audit	£ 12,300	£ 10,400	£ 9,300
Non -audit fees - Audit fees per US Securities and Exchange Commission guidance	1,200	1,600	1,100
Non-audit fees - Audit Related Fees per US Securities and Exchange Commission guidance	1,000	500	1,100
Non-audit fees - All Other Fees per US Securities and Exchange Commission guidance	0	200	1,100
Santander UK Group Holdings plc
Disclosure of audit fees and non audit fees [Line Items]
Audit fees payable for statutory audit	500	500	500
Corporate and Other Borrowers
Disclosure of audit fees and non audit fees [Line Items]
Audit fees payable for statutory audit	£ 24	£ 0	£ 150